Notes payable - Senior Secured Notes - 2026 (Details) - Senior Secured Notes - 2026 $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 15, 2021 USD ($)
Notes payable
Gross proceeds	$ 475.0
Fixed charge coverage ratio				2.5
Consolidated debt to consolidated EBITDA ratio				4
Consolidated secured debt to consolidated EBITDA ratio				3
Interest rate	8.00%	8.00%	8.00%
Interest expense		$ 41.7	$ 1.8
Before June 15, 2023
Notes payable
Penalty on debt redemption (as a percent)		8.00%
Principal amount of debt redeemed (as a percent)		35.00%
Equity offering period		90 days
Between June 15, 2023 and June 14, 2024
Notes payable
Redemption premium (as a percent)		4.00%
Between June 15, 2024 and June 14, 2025
Notes payable
Redemption premium (as a percent)		2.00%
Maximum
Notes payable
Debt secured				$ 200.0